DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2020
DEBENTURES
Schedule of debentures

	General	Quantity as of December 31, 2020
Issuance	Meeting	Issued	Held in treasury	Maturity	2020	2019
14th	August 26, 2014	20,000	20,000	August 30, 2024	-	-
15th	November 09, 2018	1,500,000	-	November 21, 2022	1,500,985	1,504,436
16th - A	April 25, 2019	600,000	-	May 6, 2023	600,759	602,847
16th - B	April 25, 2019	800,000	-	May 6, 2026	800,673	803,761
Total Consolidated					2,902,417	2,911,044

Current					7,463	18,015
Non-current					2,894,954	2,893,029

Schedule of amortization of long term debentures

	2020	2019
2022	1,497,760	1,496,591
2023	598,960	598,530
2027 on	798,234	797,908
	2,894,954	2,893,029